Investment Tax Credits	12 Months Ended
Dec. 31, 2020
Investment tax credits
Investment tax credits

9.Investment tax credits

An  amount recognized in 2020 included $131,871 (2019 - $434,474) of investment tax credits earned in the year, as well as $1,058,017 of investment tax credits earned in prior years that met the criteria for recognition in 2020.  $18,420 (2019 - $179,670) of the investment tax credits recognized in the year was recorded against cost of sales and services, $1,141,468 (2019 - $144,658) against research and development expenses and $30,000 (2019 - $29,913) against selling general and administrative expenses.

Research and development expenses for the year amounted to $775,824 less investment tax credits of $1,141,468, less government grants of $365,433 totalling $(731,077) (2019 - $851,512).